Total
InfraCap MLP ETF
RISK/RETURN SUMMARY INFORMATION
INVESTMENT OBJECTIVE

InfraCap MLP ETF (Ticker: AMZA) (the “Fund”) seeks total return primarily through investments in equity securities of publicly traded master limited partnerships and limited liability companies taxed as partnerships (“MLPs”).

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund (“Shares”). Most investors will incur customary brokerage commissions, and may pay other fees to financial intermediaries, when buying or selling Shares of the Fund, which are not reflected in the table or example set forth below.

Shareholder Fees (fees paid directly from your investment): None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses	InfraCap MLP ETF InfraCap MLP ETF
Management Fee	0.95%	[1]
Other Expenses (Includes Interest Expense and Accrued and Deferred Income Tax Expense/Benefit)	1.06%	[2]
Total Annual Fund Operating Expenses	2.01%
[1]	The management fee is structured as a "unified fee," out of which the Fund's sub-adviser pays all of the expenses of the Fund, except for the following expenses, each of which is paid by the Fund: the management fee paid to the Fund's sub-adviser; payments under a 12b-1 plan (if any); brokerage expenses; taxes; interest; litigation expenses; and other non-routine and extraordinary expenses of the Fund.
[2]	The Fund is classified for federal income tax purposes as a taxable regular corporation or so-called Subchapter "C" corporation. As a "C" corporation, the Fund accrues deferred tax liability for its future tax liability associated with the capital appreciation of its investments and the distributions received by the Fund on equity securities of master limited partnerships considered to be a return of capital and for any net operating gains. The Fund's accrued deferred tax liability, if any, is reflected each day in the Fund's net asset value per share. The deferred income tax expense/(benefit) represents an estimate of the Fund's potential tax expense/(benefit) if it were to recognize the unrealized gains/(losses) in the portfolio. An estimate of deferred income tax expense/(benefit) is dependent upon the Fund's net investment income/(loss) and realized and unrealized gains/(losses) on investments and such expenses may vary greatly from year to year and from day to day depending on the nature of the Fund's investments, the performance of those investments and general market conditions. Therefore, any estimate of deferred income tax expense/(benefit) cannot be reliably predicted from year to year.

Example.

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example does not take into account brokerage commissions that you pay when purchasing or selling Shares of the Fund.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain at current levels. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example	1 Year	3 Years	5 Years	10 Years
InfraCap MLP ETF | InfraCap MLP ETF | USD ($)	192	619	1,072	2,328

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities or other instruments (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in high taxes for the Fund. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year ended October 31, 2020, the Fund’s portfolio turnover rate was 96% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGY

Under normal market conditions, the Fund will invest not less than 80% of its net assets (plus the amount of any borrowings for investment purposes) in equity securities of MLPs in the energy infrastructure sector.

To this end, the Fund will focus on investing in MLPs selected by Infrastructure Capital Advisors, LLC, the Fund’s sub-adviser (the “Sub-Adviser”), that, as their principal business, operate assets used in the gathering, transporting, processing, storing, refining, distributing, mining or marketing of natural gas, natural gas liquids, crude oil, refined petroleum products or coal (collectively, “energy products”) and that trade on the New York Stock Exchange (“NYSE”) or the NASDAQ Stock Market (“NASDAQ”). The Fund may invest in securities of MLPs of all capitalization sizes.

The Fund’s investment strategy will be guided by the following policies:

•The Fund will typically focus on “midstream” MLPs (discussed below).

•In addition to investments in MLPs, the Fund may also write call and put options on securities, ETFs or security indexes in an effort to generate additional current income and reduce volatility in the Fund’s portfolio. Although not required to do so, the Fund will typically write a call option only if the option is “covered” by the Fund holding a position in the underlying securities or by other means which would permit immediate satisfaction of the Fund’s obligation as writer of the option.

•The Fund may also borrow from banks for investment purposes in an amount up to 33 1⁄3% of its total assets, in compliance with the Investment Company Act of 1940 (the “1940 Act”).

•The Fund expects to typically invest in a portfolio of between 25 to 50 MLPs; however, there is no limit on the number of MLPs in which the Fund may invest.

•Under normal circumstances, the Fund will not invest more than 15% of its total assets in any one issuer.

•The Fund may invest in MLP units, securities of companies holding primarily general partner or managing member interests in MLPs, and securities that themselves own interests in MLPs (e.g., exchange traded funds (“ETFs”) and other registered investment companies that invest in MLPs). The Fund may also invest for speculative purposes in options and futures contracts in connection with any of the foregoing types of securities.

•The Fund may also invest in ETFs, other registered investment companies, options and futures contracts, or establish short positions in any of the foregoing, in an effort to hedge against market, interest rate or commodity risks in the Fund’s portfolio.

“Midstream” MLPs are MLPs that collect, gather, process, transport and store energy products, generally without taking ownership of the energy products. Midstream MLPs may also operate ancillary businesses, including the marketing of energy products and logistical services related thereto, but are typically not engaged in the mining, production or distribution of energy products.

The Sub-Adviser expects that monthly cash distributions will constitute a substantial portion of the Fund’s total investment returns, and that all or a portion of any such Fund distribution may be treated as a return of capital for tax purposes.

The Fund is an actively managed ETF and, thus, does not seek to replicate the performance of a specified index of securities. Instead, it uses an active investment strategy that seeks to meet its investment objective. The Fund will concentrate its investments (i.e., invest more than 25% of its total assets) in the securities of issuers engaged primarily in energy-related industries. The Fund is non-diversified, which means that it can invest a greater percentage of its assets in any one issuer than a diversified fund can. In attempting to meet its investment objective, the Fund may engage in active and frequent trading of portfolio securities.

What is an Mlp?

An MLP generally is treated as a partnership for U.S. federal income tax purposes, which means no U.S. federal income tax is paid by the MLP, subject to the application of certain partnership audit rules. To qualify as a partnership, an MLP must receive at least 90% of its income from qualifying sources as set forth in Section 7704(d) of the Internal Revenue Code of 1986, as amended (the “Code”). These qualifying sources include natural resource-based activities such as the processing, transportation and storage of mineral or natural resources. MLPs generally have two classes of owners, the general partner (that typically controls the operations and management of the MLP) and limited partners (that typically own common units in the MLP that have only limited voting rights).

PRINCIPAL RISKS

An investment in the Fund is subject to investment risks; therefore, you may lose money by investing in the Fund. There can be no assurance that the Fund will be successful in meeting its investment objective. Generally, the Fund will be subject to the following principal risks:

MLP Risk. Investments in securities of MLPs involve risks that differ from investments in common stock including risks related to limited control and limited rights to vote on matters affecting the MLP, risks related to potential conflicts of interest between the MLP and the MLP’s general partner and cash flow risks. MLP common units and other equity securities can be affected by macroeconomic and other factors affecting the stock market in general, expectations of interest rates, investor sentiment towards MLPs or the energy infrastructure sector, changes in a particular issuer’s financial condition or unfavorable or unanticipated poor performance of a particular issuer (in the case of MLPs, generally measured in terms of distributable cash flow). Prices of common units of individual MLPs and other equity securities also can be affected by fundamentals unique to the partnership or company, including earnings power and coverage ratios.

Energy Infrastructure Sector Risks. A fund concentrated in a single industry or sector, such as the energy infrastructure sector, is likely to present more risks than a fund that is broadly diversified over several industries or sectors. The Fund invests primarily in energy infrastructure companies. Energy infrastructure companies are subject to risks specific to the energy infrastructure sector, including, but not limited to, reduced volumes of natural gas or other energy commodities available for transporting, processing or storing; new construction risks and acquisition risk which can limit growth potential; a sustained reduced demand for crude oil, natural gas and refined petroleum products resulting from a recession or an increase in market price or higher taxes; changes in the regulatory environment; extreme weather; rising interest rates which could result in a higher cost of capital and drive investors into other investment opportunities; and threats of attack by terrorists.

MLP Tax Risk. MLPs taxed as partnerships generally do not pay U.S. federal income tax at the partnership level, subject to the application of certain partnership audit rules. Rather, each partner is allocated a share of the MLP’s income, gains, losses, deductions and expenses. A change in current tax law, or a change in the underlying business mix of a given MLP, could result in an MLP being treated as a corporation for U.S. federal income tax purposes, which would result in such MLP being required to pay U.S. federal income tax on its taxable income. The classification of an MLP as a corporation for U.S. federal income tax purposes would have the effect of reducing the amount of cash available for distribution by the MLP. Thus, if any of the MLPs owned by the Fund were treated as corporations for U.S. federal income tax purposes, it could result in a reduction in the value of your investment in the Fund and lower income.

Interest Rate Risk. As yield-based investments, MLPs carry interest rate risk and may underperform in rising interest rate environments. Additionally, when investors have heightened fears about the economy, the risk spread between MLPs and competing investment options can widen, which may have an adverse effect on the stock price of MLPs. Rising interest rates may increase the potential cost of MLPs financing projects or cost of operations, and may affect the demand for MLP investments, either of which may result in lower performance by or distributions from the Fund’s MLP investments. Risks associated with rising interest rates are heightened given that interest rates in the U.S. are near historic lows.

Leverage Risk. Leverage is investment exposure which exceeds the initial amount invested. When the Fund borrows money for investment purposes, or when the Fund engages in certain derivative transactions such as options or futures contracts, the Fund may become leveraged. The loss on a leveraged derivative instrument may far exceed the Fund’s principal amount invested. Leverage can magnify the Fund’s gains and losses and therefore increase its volatility. The Fund cannot guarantee that the use of leverage will produce increased income or a higher return on an investment. The Fund will segregate liquid assets or otherwise cover transactions that may give rise to leverage to the extent required by the 1940 Act. This requirement limits the amount of leverage the Fund may have at any one time, but it does not eliminate leverage risk. The use of leverage may result in the Fund having to liquidate holdings when it may not be advantageous to do so in order to satisfy its obligation or to meet segregation requirements. To the extent that the Fund borrows money from banks for investment purposes, the Fund will be required to pay interest on the loan, which is not a covered expense under the Fund’s unified fee, and will therefore increase expenses and reduce returns. The Fund’s bank loans may charge variable rate interest, which means that if interest rates rise, the Fund’s interest expense will increase.

Options Risk. The purchase and writing of options involve certain risks. During the option period, a covered call writer has, in return for the premium on the option, given up the opportunity to profit from a price increase in the underlying security, currency, commodity, interest rate, index or other asset (each referred to as an underlying asset) above the exercise price, but, as long as its obligation as a writer continues, has retained the risk of loss should the price of the underlying asset decline. The writer of an option has no control over the time when it may be required to fulfill its obligation as a writer of the option. Once an option writer has received an exercise notice, it cannot effect a closing purchase transaction in order to terminate its obligation under the option and must deliver the underlying asset at the exercise price or provide the cash settlement amount. If a put or call option purchased by the Fund is not sold when it has remaining value, and if the market price of the underlying asset, in the case of a put, remains equal to or greater than the exercise price or, in the case of a call, remains less than or equal to the exercise price, the Fund will lose its entire investment in the option. Also, where a put or call option on a particular underlying asset is purchased to hedge against price movements in a related asset, the price of the put or call option may move more or less than the price of the related security. There can be no assurance that a liquid market will exist when the Fund seeks to close out an option position. Furthermore, if trading restrictions or suspensions are imposed on the options market, the Fund may be unable to close out an option position. If the Sub-Adviser applies a hedge in the Fund’s portfolio at an inappropriate time or judges market movements incorrectly, options strategies may lower the Fund’s return.

Liquidity Risk. Although common units of MLPs trade on the NYSE and NASDAQ, certain MLP securities may trade less frequently than those of larger companies due to their smaller capitalizations. In the event certain MLP securities experience limited trading volumes, the prices of such MLPs may display abrupt or erratic movements at times. Additionally, it may be more difficult for the Fund to buy and sell significant amounts of such securities without an unfavorable impact on prevailing market prices. As a result, these securities may be difficult to dispose of at a fair price at the times when the Sub-Adviser believes it is desirable to do so. The Fund’s investment in securities that are less actively traded or over time experience decreased trading volume may restrict its ability to take advantage of other market opportunities or to dispose of securities. This also may affect adversely the Fund’s ability to make dividend distributions to you.

Non-Diversified Fund Risk. The Fund is considered non-diversified and can invest a greater portion of assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a diversified fund.

Deferred Tax Liability Risk. The Fund is taxed as a corporation for federal income tax purposes. This differs from most investment companies, which elect to be treated as “regulated investment companies” under the Code in order to avoid paying entity level income taxes. As a “C” corporation, the Fund is subject to U.S. federal income tax on its taxable income at the corporate income tax rate as well as state and local income taxes. The Fund will not benefit from the current favorable federal income tax rates on long-term capital gains and Fund income, losses and expenses will not be passed through to the Fund’s shareholders. As a “C” corporation, the Fund will accrue deferred income taxes for any future tax liability associated with (i) that portion of MLP distributions considered to be a tax-deferred return of capital as well as (ii) capital appreciation of its investments. Upon the sale of an MLP security, the Fund may be liable for previously deferred taxes. The Fund’s accrued deferred tax liability will be reflected each day in the Fund’s net asset value (“NAV”).

Returns of Capital Distributions From the Fund Reduce the Tax Basis of Shares. A portion of the Fund’s distributions are expected to be treated as a return of capital for tax purposes. Returns of capital distribution are not taxable income to you but reduce your tax basis in your Shares. Such a reduction in tax basis will result in larger taxable gains and/or lower tax losses on a subsequent sale of Shares. Shareholders who periodically receive the payment of dividends or other distributions consisting of a return of capital may be under the impression that they are receiving net profits from the Fund when, in fact, they are not. You should not assume that the source of the distributions is from the net profits of the Fund.

Futures Contracts Risk. The successful use of futures contracts depends upon the Sub-Adviser’s skill and experience with respect to such instruments and are subject to special risk considerations, including: imperfect correlation between the change in market value of the instruments held by the Fund and the price of the futures contract; possible lack of a liquid secondary market for a futures contract and the resulting inability to close a futures contract when desired; losses caused by unanticipated market movement, which are potentially unlimited; the Sub-Adviser’s inability to correctly predict the direction of securities prices, interest rates, currency exchange rates and other economic factors; the possibility that a counterparty will default in the performance of its obligations; the possibility that the Fund may have insufficient cash and have to sell securities from its portfolio to meet the daily variation margin requirements at a time when it may be disadvantageous to do so; the possibility that a failure to close a position may result in delivery of an illiquid commodity to the Fund or that rapid selling to avoid delivery may result in unfavorable execution prices; and possible inefficiencies that are created by the need to “roll contracts” (i.e., sell out of a contract that is nearing delivery or settlement in favor of a contract with a delivery or settlement date that is further into the future). If the Sub-Adviser applies a hedge in the Fund’s portfolio at an inappropriate time or judges market movements incorrectly, futures strategies may lower the Fund’s return.

Short Sales Risk. The Fund will incur a loss as a result of a short sale if the price of the asset sold short increases from the short sale price. In addition, the lender of the borrowed asset may request, or market conditions may dictate, that the asset sold short be returned to the lender on short notice, and, as a result, the Fund may have to buy the asset sold short at an unfavorable time and for an unfavorable price. If this occurs, the Fund’s investment may result in a loss. If the Fund holds both long and short positions, both positions may decline simultaneously, in which case the short positions will not provide any buffer (hedge) from declines in value of the Fund’s long positions. Certain types of short positions involve leverage, which may exaggerate any losses, potentially more than the actual cost of the investment, and will increase the volatility of the Fund’s returns. The Fund will also incur increased transaction costs associated with selling assets short. When the Fund sells a stock short, it must maintain a segregated account with its custodian of cash or liquid securities equal to the current market value of the stock sold short, less any collateral deposited with the Fund’s broker (not including the proceeds from the short sale). The Fund is also required to pay the broker any dividends and/or interest that accrue during the period that the short sale remains open. To the extent the Fund holds high levels of cash or cash equivalents for collateral needs, such cash or cash equivalents are not expected to generate material interest income in an environment of low overall interest rates, which may have an adverse effect on the Fund’s performance.

ETF and Other Registered Investment Company Risk. The Fund may invest in ETFs or other registered investment companies. Through its positions in ETFs and other registered investment companies, the Fund will be subject to the risks associated with such vehicles’ investments, including the possibility that the value of the securities or instruments held by an ETF or other registered investment company could decrease (or increase). In addition to the risks associated with the underlying assets held by an ETF, investments in ETFs are subject to the following additional risks: (1) an ETF’s shares may trade above or below its net asset value; (2) an active trading market for the ETF’s shares may not develop or be maintained; and (3) trading an ETF’s shares may be halted by the listing exchange. Further, a passively managed ETF or other registered investment company may not track the performance of the reference asset and may hold troubled securities or other investments. Investments in ETFs and other registered investment companies may involve duplication of management fees and certain other expenses, as the Fund indirectly bears its proportionate share of any expenses paid by the ETFs or other registered investment companies in which it invests.

Small- and Mid-Capitalization Companies Risk. Investing in the securities of small- and mid-capitalization companies generally involves greater risk than investing in larger, more established companies. The securities of small- and mid-capitalization companies usually have more limited marketability and therefore may be more volatile and less liquid than securities of larger, more established companies or the market averages in general. Because small- and mid-capitalization companies normally have fewer shares outstanding than larger companies, it may be more difficult to buy or sell significant amounts of their shares without an unfavorable impact on prevailing prices. Small- and mid-capitalization companies often have limited product lines, markets, or financial resources and lack management depth, making them more susceptible to market pressures. Small- and mid-capitalization companies are typically subject to greater changes in earnings and business prospects than larger, more established companies. Small- and mid-capitalization companies may be particularly affected by interest rate increases, as they may find it more difficult to borrow money to continue or expand operations, or may have difficulty in repaying any loans which are floating rate. The foregoing risks are generally increased for smaller capitalization companies as compared to companies with larger capitalizations.

Market Risk. The value of securities in the Fund’s portfolio may decline due to daily fluctuations in the securities markets that are generally beyond the Fund’s control, including the quality of the Fund’s investments, economic conditions, adverse investor sentiment, poor management decisions, lower demand for a company’s goods or services, and general market conditions. In a declining market, the prices for all securities (including those in the Fund’s portfolio) may decline, regardless of their long-term prospects. Security values tend to move in cycles, with periods when securities markets generally rise and periods when they generally decline. In addition, local, regional or global events such as war, acts of terrorism, natural or environmental disasters, the spread of infectious illnesses or other public health issues, recessions, or other events could have a significant impact on the Fund, its investments and the trading of its Shares. For example, an outbreak of an infectious respiratory illness, COVID-19, has resulted in travel restrictions, disruption of healthcare systems, prolonged quarantines, cancellations, supply chain disruptions, lower consumer demand, layoffs, ratings downgrades, defaults and other significant economic impacts. Certain markets have experienced temporary closures, extreme volatility, severe losses, reduced liquidity and increased trading costs. These events will have an impact on the Fund and its investments and could impact the Fund’s ability to purchase or sell securities or cause increased premiums or discounts to the Fund’s NAV. The ongoing effects of COVID-19, and the length of its impact on the Fund or its investments, are unpredictable.

Management Risk. Because the Fund is actively managed, an investment in the Fund is subject to the risk that the investment process, techniques and risk analyses applied by the Sub-Adviser will not produce the desired results, and that the Fund’s investments may underperform the market or applicable benchmarks. The NAV of the Shares changes daily based on the performance of the securities and other instruments in which it invests. Different types of securities and other instruments tend to shift into and out of favor with stock market investors depending on market and economic conditions. There is no guarantee that the Sub-Adviser’s judgments about the attractiveness or value of, or potential income from, particular investments will be correct or produce the desired results. If the Sub-Adviser fails to accurately judge potential investments or if investments in MLPs go out of favor, the Share price may be adversely affected.

Authorized Participant Risk. The Fund has a limited number of financial institutions that may act as Authorized Participants, none of which are obligated to engage in creation or redemption transactions. To the extent these Authorized Participants exit the business or are unable or unwilling to process creation and/or redemption orders (either because of valuation difficulties or for other reasons), and no other Authorized Participant is able or willing to step forward to process creation and/or redemption orders, in either of these cases, Shares of the Fund may trade at a discount to NAV and possibly face delisting.

Costs of Buying or Selling Shares. Investors buying or selling Shares in the secondary market will pay brokerage commissions or other charges imposed by brokers as determined by those brokers. Brokerage commissions are often a fixed amount and may be a significant proportional cost for investors seeking to buy or sell relatively small amounts of Shares. In addition, secondary market investors will also incur the cost of the difference between the price that an investor is willing to pay for Shares (the “bid” price) and the price at which an investor is willing to sell Shares (the “ask” price). This difference in bid and ask prices is often referred to as the “spread” or “bid/ask spread”. The bid/ask spread varies over time for Shares based on trading volume and market liquidity, and is generally lower if the Shares have more trading volume and market liquidity and higher if the Shares have little trading volume and market liquidity. Further, increased market volatility may cause increased bid/ask spreads. Due to the costs of buying or selling Shares, including bid/ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.

Fluctuation of NAV; Unit Premiums and Discounts. The NAV of the Shares will generally fluctuate with changes in the market value of the Fund’s securities holdings. The market prices of Shares will generally fluctuate in accordance with changes in the Fund’s NAV and supply and demand of Shares on the Exchange or any other exchange on which Shares are traded. It cannot be predicted whether Shares will trade below, at or above their NAV. Price differences may be due, in large part, to the fact that supply and demand forces at work in the secondary trading market for Shares will be closely related to, but not identical to, the same forces influencing the prices of the securities of the Fund trading individually or in the aggregate at any point in time. The market prices of Shares may deviate significantly from the NAV of the Shares during periods of market volatility. While the creation/redemption feature is designed to make it likely that Shares normally will trade close to the Fund’s NAV, disruptions to creations and redemptions and/or market volatility may result in trading prices that differ significantly from the Fund’s NAV. If an investor purchases Shares at a time when the market price is at a premium to the NAV of the Shares or sells at a time when the market price is at a discount to the NAV of the Shares, then the investor may sustain losses that are in addition to any losses caused by a decrease in NAV. For example, during a “flash crash,” the market prices of the Shares may decline suddenly and significantly. Such a decline may not reflect the performance of the portfolio securities held by the Fund. Flash crashes may cause Authorized Participants and other market makers to limit or cease trading in the Shares for temporary or longer periods. Shareholders could suffer significant losses to the extent that they sell Shares at these temporarily low market prices.

Cash Transactions Risk. Unlike certain ETFs, the Fund expects to generally effect its creations and redemptions primarily for cash, rather than for in-kind securities. Therefore, it may be required to sell portfolio securities and subsequently recognize gains on such sales that the Fund might not have recognized if it were to distribute portfolio securities in-kind. As such, investments in Shares may be less tax-efficient than an investment in an ETF that elects to be taxed as a regulated investment company and effects its redemptions entirely for in-kind securities. (Under current law, the Fund is not eligible to elect treatment as a regulated investment company due to its investment strategy.) Additionally, cash transactions may have to be carried out over several days if the securities market is relatively illiquid and may involve considerable brokerage fees and taxes. These brokerage fees and taxes, which will be higher than if the Fund sold and redeemed its Shares principally in-kind, could be imposed on the Fund and thus decrease the Fund’s NAV to the extent they are not offset by the creation and redemption transaction fees paid by purchasers and redeemers of creation units.

Risks Related to Portfolio Turnover. As a result of its trading strategy, the Fund may sell portfolio securities without regard to the length of time they have been held and will likely have a higher portfolio turnover rate than other registered investment companies. Because portfolio turnover may involve paying brokerage commissions and other transaction costs, higher turnover generally results in additional Fund expenses. High rates of portfolio turnover may lower the performance of the Fund due to these increased costs and may also result in the realization of short-term capital gains. If the Fund realizes capital gains when portfolio investments are sold, the Fund must generally distribute those gains to shareholders, increasing the Fund’s taxable distributions. High rates of portfolio turnover in a given year would likely result in short-term capital gains that are taxed to shareholders at ordinary income tax rates.

PERFORMANCE INFORMATION

The bar chart and table shown below provide some indication of the risks of investing in the Fund by showing changes in the performance of the Fund from year to year and by showing how the Fund’s average annual returns for one year, five years and since inception compare with broad measures of market performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information for the Fund may be obtained by calling the Fund at (888) 383-0553.

•During the periods shown in the bar chart, the highest return for a calendar quarter was 65.99% (quarter ended 6/30/2020).

•During the periods shown in the bar chart, the lowest return for a calendar quarter was (74.01)% (quarter ended 3/31/2020).

Average Annual Total Returns – (For the Period Ended December 31, 2020)
Average Annual Total Returns - InfraCap MLP ETF - InfraCap MLP ETF	1 Year		5 Years		Since Inception	[1]	Inception Date
Performance Measure Domain	(49.79%)		(14.50%)		(21.11%)		Oct. 01, 2014
After taxes on distributions	(49.79%)	[2]	(14.73%)	[2]	(21.34%)	[2]	Oct. 01, 2014
After taxes on distributions and sale of shares	(29.48%)	[2]	(9.85%)	[2]	(13.04%)	[2]	Oct. 01, 2014
Alerian MLP Infrastructure Index (reflects no deduction for fees, expenses or taxes)	(31.46%)		(6.96%)		(12.53%)		Oct. 01, 2014
S&P 500 Index (reflects no deduction for fees, expenses or taxes)	18.40%		15.22%		13.34%		Oct. 01, 2014
[1]	The Fund commenced operations on October 1, 2014.
[2]	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts. In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Shares at the end of the measurement period.